Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000006520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		16.22%	3.97%	5.03%
C000006520 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 16,342	$ 16,342	$ 16,342	$ 13,253	$ 11,323	$ 16,019	$ 13,543	$ 12,680	$ 12,789	$ 11,908	$ 10,205	$ 9,205	$ 9,425
Average Annual Return, Percent		23.31%	5.20%	5.66%
C000006525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	18.42%	4.08%	4.87%
C000006525 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 16,090	$ 16,090	$ 16,090	13,144	11,314	16,129	13,738	12,961	13,168	12,354	10,667	9,694	10,000
Average Annual Return, Percent		22.42%	4.42%	4.87%
C000006526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	21.42%	4.43%	4.87%
C000006526 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 16,089	$ 16,089	$ 16,089	13,142	11,315	16,128	13,735	12,957	13,167	12,354	10,668	9,693	10,000
Average Annual Return, Percent		22.42%	4.43%	4.87%
C000006527 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 17,779	$ 17,779	$ 17,779	14,380	12,254	17,297	14,587	13,621	13,706	12,731	10,884	9,789	10,000
Average Annual Return, Percent		23.64%	5.47%	5.92%
C000006529 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 16,087	$ 16,087	$ 16,087	13,141	11,313	16,126	13,736	12,955	13,166	12,352	10,668	9,692	10,000
Average Annual Return, Percent		22.42%	4.43%	4.87%
C000006531 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 16,912	$ 16,912	$ 16,912	13,746	11,776	16,699	14,153	13,284	13,432	12,541	10,774	9,740	10,000
Average Annual Return, Percent		23.03%	4.95%	5.39%
C000006532 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 17,341	$ 17,341	$ 17,341	14,060	12,012	16,994	14,368	13,450	13,569	12,635	10,827	9,767	10,000
Average Annual Return, Percent		23.33%	5.21%	5.66%
C000006521 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 17,778	$ 17,778	$ 17,778	14,381	12,252	17,294	14,583	13,619	13,703	12,730	10,882	9,789	10,000
Average Annual Return, Percent		23.62%	5.47%	5.92%
C000116933 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 18,009	$ 18,009	$ 18,009	14,547	12,378	17,449	14,695	13,708	13,773	12,778	10,912	9,804	10,000
Average Annual Return, Percent		23.80%	5.61%	6.06%
C000006533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		23.86%	11.79%	11.26%
C000006533 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 29,074	$ 29,074	$ 29,074	22,124	18,899	22,589	17,808	15,692	14,747	12,546	10,681	9,337	9,425
Average Annual Return, Percent		31.41%	13.13%	11.92%
C000006538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[3]	26.45%	12.02%	11.09%
C000006538 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 28,619	$ 28,619	$ 28,619	21,939	18,884	22,743	18,063	16,040	15,185	13,018	11,165	9,834	10,000
Average Annual Return, Percent		30.45%	12.28%	11.09%
C000006539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	29.44%	12.28%	11.09%
C000006539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 28,612	$ 28,612	$ 28,612	21,935	18,879	22,737	18,060	16,035	15,183	13,016	11,162	9,833	10,000
Average Annual Return, Percent		30.44%	12.28%	11.09%
C000006540 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 31,625	$ 31,625	$ 31,625	24,001	20,451	24,389	19,179	16,859	15,803	13,411	11,391	9,932	10,000
Average Annual Return, Percent		31.76%	13.41%	12.20%
C000006542 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 28,615	$ 28,615	$ 28,615	21,937	18,878	22,740	18,059	16,035	15,182	13,016	11,164	9,834	10,000
Average Annual Return, Percent		30.44%	12.28%	11.09%
C000006544 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 30,082	$ 30,082	$ 30,082	22,948	19,651	23,549	18,611	16,441	15,489	13,212	11,274	9,881	10,000
Average Annual Return, Percent		31.09%	12.84%	11.64%
C000006545 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 30,837	$ 30,837	$ 30,837	23,462	20,042	23,957	18,887	16,646	15,642	13,310	11,331	9,905	10,000
Average Annual Return, Percent		31.43%	13.12%	11.92%
C000006534 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 31,627	$ 31,627	$ 31,627	24,006	20,452	24,392	19,181	16,862	15,808	13,412	11,388	9,932	10,000
Average Annual Return, Percent		31.75%	13.40%	12.20%
C000034431 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 31,864	$ 31,864	$ 31,864	24,168	20,579	24,527	19,275	16,930	15,860	13,447	11,412	9,941	10,000
Average Annual Return, Percent		31.85%	13.48%	12.29%
C000006546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		13.08%	6.25%	6.26%
C000006546 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 18,360	$ 18,360	$ 18,360	15,302	13,984	16,002	13,445	12,779	11,973	11,434	10,415	9,426	9,425
Average Annual Return, Percent		19.98%	7.52%	6.90%
C000006551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	15.09%	6.40%	6.09%
C000006551 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 18,060	$ 18,060	$ 18,060	15,166	13,971	16,105	13,630	13,050	12,323	11,856	10,883	9,925	10,000
Average Annual Return, Percent		19.09%	6.71%	6.09%
C000006552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	18.08%	6.72%	6.10%
C000006552 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 18,071	$ 18,071	$ 18,071	15,175	13,979	16,115	13,632	13,055	12,332	11,861	10,887	9,932	10,000
Average Annual Return, Percent		19.08%	6.72%	6.10%
C000006553 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 19,970	$ 19,970	$ 19,970	16,602	15,142	17,283	14,477	13,726	12,829	12,222	11,105	10,031	10,000
Average Annual Return, Percent		20.29%	7.79%	7.16%
C000006555 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 18,063	$ 18,063	$ 18,063	15,172	13,970	16,109	13,629	13,052	12,328	11,856	10,886	9,925	10,000
Average Annual Return, Percent		19.06%	6.71%	6.09%
C000006557 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 18,989	$ 18,989	$ 18,989	15,864	14,540	16,679	14,046	13,381	12,573	12,034	10,992	9,976	10,000
Average Annual Return, Percent		19.70%	7.25%	6.62%
C000006558 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 19,469	$ 19,469	$ 19,469	16,230	14,834	16,972	14,256	13,551	12,698	12,128	11,049	10,000	10,000
Average Annual Return, Percent		19.96%	7.52%	6.89%
C000006547 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 19,969	$ 19,969	$ 19,969	16,598	15,141	17,278	14,477	13,727	12,831	12,225	11,104	10,031	10,000
Average Annual Return, Percent		20.31%	7.78%	7.16%
C000116934 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 20,125	$ 20,125	$ 20,125	16,720	15,230	17,370	14,539	13,781	12,871	12,251	11,123	10,034	10,000
Average Annual Return, Percent		20.37%	7.87%	7.24%
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Account Value		$ 16,630	$ 16,630	$ 16,630	13,267	11,020	14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
Average Annual Return, Percent	[7],[8]	25.35%	7.59%	5.22%
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 35,098	$ 35,098	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent	[9]	36.35%	15.98%	13.38%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 12,004	$ 12,004	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Average Annual Return, Percent	[10]	11.57%	0.33%	1.84%
MFS Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Total Return Blended Index
Account Value		$ 23,433	$ 23,433	$ 23,433	18,600	16,459	19,329	16,532	14,695	13,721	12,475	11,249	10,095	10,000
Average Annual Return, Percent	[10]	25.98%	9.78%	8.89%
MSCI All Country World ex US Small Mid Cap Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Small Mid Cap Index (net div)
Account Value		$ 17,188	$ 17,188	$ 17,188	$ 13,973	$ 11,649	$ 16,373	$ 12,698	$ 12,107	$ 12,684	$ 12,404	$ 10,450	$ 9,310	$ 10,000
Average Annual Return, Percent	[7],[8]	23.01%	7.26%	5.57%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Effective May 1, 2024, the MSCI All Country World (ex-US) Index (net div) replaced the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the MSCI All Country World (ex-US) Small Mid Cap Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.